Long-Term Debt - Summary of Long-term Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Interest expense long term debt	$ 1,093	$ 754	$ 1,406	$ 2,581
FP Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument unamortized premium	$ 8,922